UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2018

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.AGF.com. Read the prospectus or summary prospectus carefully before investing.

Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.

Additional risks for the AGF Global Sustainable Growth Equity Fund:

The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.

Distributor:  Foreside Fund Services, LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Alternatively, you may elect to receive paper copies of all future reports free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held in your account(s) that you invest in through your financial intermediary.

i	Allocation of Portfolio Holdings and Industries
Schedule of Investments
1	AGF Global Equity Fund
3	AGF Global Sustainable Growth Equity Fund
5	Statements of Assets and Liabilities
6	Statements of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
10	Notes to Financial Statements
21	Expense Examples
23	Additional Information

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGF Global Equity Fund

The Fund’s investment objective is to provide long-term capital growth.

The Fund is designed for investors seeking global diversification through targeted exposure to growth-oriented companies around the world, including in the United States. The Fund’s investment adviser uses a proprietary quantitative framework to assist in determining in which countries to invest and the amount of the Fund’s assets to allocate to each country. It then uses a bottom-up investment philosophy to uncover stocks that the investment adviser views as being reasonably priced relative to their growth potential.

Largest Equity Holdings

Company	% of Net Assets
Waste Management, Inc.	4.2%
Chubb Ltd.	4.1%
JPMorgan Chase & Co.	4.0%
Honeywell International, Inc.	3.9%
Keyence Corp.	3.6%
Samsung Electronics Co. Ltd.	3.5%
Moody's Corp.	3.5%
Northrop Grumman Corp.	2.6%
Nippon Telegraph & Telephone Corp.	2.6%
Philip Morris International, Inc.	2.4%

Sector Exposure

Sectors	% of Net Assets
Communication Services	7.1%
Consumer Discretionary	0.7%
Consumer Staples	11.7%
Energy	6.0%
Financials	29.5%
Health Care	8.8%
Industrials	18.8%
Information Technology	10.0%
Investment Funds	2.2%
Materials	2.7%
Real Estate	0.0	%(a)
Other(1)	2.5%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2018 (Unaudited)

AGF Global Sustainable Growth Equity Fund

The Fund’s investment objective is to provide long-term capital growth.

The Fund invests in companies around the world, including in the United States, that the Fund’s investment adviser believes are positively exposed to sustainable investment themes. The Fund’s investment adviser has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety.

Largest Equity Holdings

Company	% of Net Assets
Waste Connections, Inc.	4.9%
Thermo Fisher Scientific, Inc.	4.6%
Danaher Corp.	4.1%
Croda International plc	4.1%
Roper Technologies, Inc.	4.1%
Xylem, Inc.	3.9%
Ecolab, Inc.	3.6%
Medtronic plc	3.6%
Halma plc	3.6%
Keyence Corp.	3.1%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	3.9%
Consumer Staples	3.4%
Energy	1.3%
Financials	1.9%
Health Care	16.1%
Industrials	28.8%
Information Technology	21.5%
Materials	14.7%
Real Estate	1.4%
Utilities	4.1%
Other(1)	2.9%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

ii

FQF Trust
AGF Global Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 89.3%
Aerospace & Defense – 3.4%
Huntington Ingalls Industries, Inc.	26	$4,948
Northrop Grumman Corp.	68	16,653
		21,601
Auto Components – 0.0%(a)
Garrett Motion, Inc.*	20	247
Banks – 8.7%
Banco Santander SA	596	2,713
BNP Paribas SA	44	1,990
ING Groep NV	491	5,294
JPMorgan Chase & Co.	261	25,479
Kasikornbank PCL	1,453	8,233
Komercni banka A/S	207	7,806
Lloyds Banking Group plc	1,153	762
Shinhan Financial Group Co. Ltd.	96	3,407
		55,684
Beverages – 1.4%
Anheuser-Busch InBev SA/NV	131	8,660
Biotechnology – 3.2%
AbbVie, Inc.	152	14,013
China Biologic Products Holdings, Inc.*	84	6,376
		20,389
Building Products – 0.1%
Resideo Technologies, Inc.*	32	658
Capital Markets – 4.2%
Invesco Ltd.	287	4,804
Moody's Corp.	160	22,407
		27,211
Chemicals – 1.2%
AdvanSix, Inc.*	9	219
Arkema SA	4	344
Nutrien Ltd.	154	7,238
		7,801
Commercial Services & Supplies – 5.4%
Brambles Ltd.	1,021	7,299
Waste Management, Inc.	306	27,231
		34,530
Consumer Finance – 0.7%
Synchrony Financial	201	4,715
Diversified Telecommunication Services – 3.8%
AT&T, Inc.	263	7,506
Nippon Telegraph & Telephone Corp.	405	16,561
		24,067

Investments	Number of Shares	Value
Electrical Equipment – 1.1%
Schneider Electric SE	103	$7,048
Electronic Equipment, Instruments & Components – 3.6%
Keyence Corp.	45	22,860
Energy Equipment & Services – 0.0%(a)
Dolphin Drilling ASA*	87	13
Equity Real Estate Investment Trusts (REITs) – 0.0%(a)
Keppel REIT	178	149
Food Products – 2.0%
Kraft Heinz Co. (The)	78	3,357
Mondelez International, Inc., Class A	244	9,767
		13,124
Household Durables – 0.7%
Persimmon plc	170	4,182
Household Products – 2.0%
Henkel AG & Co. KGaA	130	12,772
Industrial Conglomerates – 4.5%
Honeywell International, Inc.	191	25,235
Keppel Corp. Ltd.	777	3,369
		28,604
Insurance – 9.8%
Aflac, Inc.	158	7,198
AIA Group Ltd.	1,375	11,414
Brighthouse Financial, Inc.*	17	518
Chubb Ltd.	204	26,353
Hannover Rueck SE	62	8,361
MetLife, Inc.	226	9,280
		63,124
Interactive Media & Services – 1.5%
Alphabet, Inc., Class C*	9	9,321
IT Services – 0.3%
International Business Machines Corp.	19	2,160
Machinery – 2.2%
AGCO Corp.	251	13,973
Media – 1.8%
Omnicom Group, Inc.	148	10,839
Singapore Press Holdings Ltd.	596	1,028
		11,867
Metals & Mining – 1.5%
Goldcorp, Inc.	247	2,421
Vale SA	33	434
Vale SA, ADR	68	897
voestalpine AG	186	5,562
		9,314

See accompanying notes to the financial statements.

FQF Trust
AGF Global Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Oil, Gas & Consumable Fuels – 6.0%
CNOOC Ltd.	5,886	$9,095
Exxon Mobil Corp.	160	10,911
Petroleo Brasileiro SA (Preference)*	177	1,036
PTT Exploration & Production PCL	440	1,534
Royal Dutch Shell plc, Class B	160	4,772
Williams Cos., Inc. (The)	386	8,511
WPX Energy, Inc.*	232	2,633
		38,492
Pharmaceuticals – 5.6%
Astellas Pharma, Inc.	848	10,844
Bristol-Myers Squibb Co.	139	7,225
Roche Holding AG	57	14,115
Teva Pharmaceutical Industries Ltd., ADR*	262	4,040
		36,224
Professional Services – 2.2%
Dun & Bradstreet Corp. (The)	101	14,417
Technology Hardware, Storage & Peripherals – 6.1%
Canon, Inc.	151	4,134
FUJIFILM Holdings Corp.	239	9,311
Samsung Electronics Co. Ltd., GDR(b)	26	22,542
Western Digital Corp.	86	3,180
		39,167
Tobacco – 6.3%
Altria Group, Inc.	304	15,015
British American Tobacco plc	320	10,197
Philip Morris International, Inc.	227	15,154
		40,366
Total Common Stocks (Cost $677,070)		572,740
Exchange Traded Funds – 8.2%
iShares MSCI China ETF	213	11,208
iShares MSCI Japan ETF	292	14,802
iShares MSCI Norway ETF	127	2,928
iShares MSCI Singapore ETF	513	11,337
iShares MSCI South Korea ETF	158	9,300
iShares MSCI Thailand Fund	40	3,312
Total Exchange Traded Funds (Cost $62,548)		52,887
Total Investments — 97.5% (Cost $739,618)		625,627
Other Assets Less Liabilities — 2.5%		15,809
Net Assets — 100.0%		$641,436
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,302
Aggregate gross unrealized depreciation	(124,985)
Net unrealized depreciation	$(114,683)
Federal income tax cost of investments (including derivative contracts, if any)	$740,310

AGF Global Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2018:

Australia	1.1%
Austria	0.9%
Belgium	1.4%
Brazil	0.4%
Canada	1.5%
China	2.4%
Czech Republic	1.2%
France	1.5%
Germany	3.3%
Hong Kong	1.8%
Israel	0.6%
Japan	9.9%
Netherlands	1.6%
Norway	0.0	%(a)
Singapore	0.7%
South Korea	4.0%
Spain	0.4%
Switzerland	2.2%
Thailand	1.5%
United Kingdom	2.4%
United States	58.7%
Other(1)	2.5%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 95.0%
Auto Components – 2.2%
Aptiv plc	198	$12,191
Delphi Technologies plc	147	2,105
		14,296
Banks – 1.9%
ING Groep NV	554	5,973
Intesa Sanpaolo SpA	3,009	6,688
		12,661
Building Products – 8.0%
AO Smith Corp.	80	3,416
Geberit AG (Registered)	28	10,891
Kingspan Group plc	252	10,793
Nibe Industrier AB, Class B	760	7,796
Trex Co., Inc.*	335	19,885
		52,781
Chemicals – 14.7%
Albemarle Corp.	153	11,792
Chr Hansen Holding A/S	214	18,935
Croda International plc	453	27,051
Ecolab, Inc.	163	24,018
Johnson Matthey plc	56	1,998
Toray Industries, Inc.	1,413	9,952
Umicore SA	90	3,595
		97,341
Commercial Services & Supplies – 4.9%
Waste Connections, Inc.	435	32,299
Electrical Equipment – 3.1%
Legrand SA	238	13,444
Prysmian SpA	372	7,190
		20,634
Electronic Equipment, Instruments & Components – 14.6%
Amphenol Corp., Class A	149	12,072
Halma plc	1,362	23,679
Hexagon AB, Class B	206	9,483
Keyence Corp.	41	20,828
Samsung SDI Co. Ltd.	64	12,562
Trimble, Inc.*	546	17,969
		96,593
Energy Equipment & Services – 1.3%
Secure Energy Services, Inc.	1,620	8,318
Equity Real Estate Investment Trusts (REITs) – 1.4%
Equinix, Inc.	10	3,525
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	318	6,058
		9,583

Investments	Number of Shares	Value
Food & Staples Retailing – 1.3%
Sprouts Farmers Market, Inc.*	374	$8,793
Food Products – 2.0%
Kerry Group plc, Class A	118	11,695
Wessanen	208	1,903
		13,598
Health Care Equipment & Supplies – 11.5%
Asahi Intecc Co. Ltd.	229	9,694
Danaher Corp.	264	27,224
IDEXX Laboratories, Inc.*	82	15,254
Medtronic plc	262	23,831
		76,003
Industrial Conglomerates – 4.1%
Roper Technologies, Inc.	101	26,919
Leisure Products – 1.8%
Shimano, Inc.	84	11,894
Life Sciences Tools & Services – 4.6%
Thermo Fisher Scientific, Inc.	137	30,659
Machinery – 8.8%
Cummins, Inc.	61	8,152
NFI Group, Inc.	357	8,901
Wabtec Corp.	216	15,174
Xylem, Inc.	387	25,821
		58,048
Semiconductors & Semiconductor Equipment – 4.3%
Analog Devices, Inc.	135	11,587
First Solar, Inc.*	86	3,651
Monolithic Power Systems, Inc.	58	6,742
NVIDIA Corp.	25	3,338
ON Semiconductor Corp.*	203	3,352
		28,670
Software – 2.6%
Dassault Systemes SE	123	14,614
MINDBODY, Inc., Class A*	68	2,475
		17,089
Water Utilities – 1.9%
American Water Works Co., Inc.	142	12,889
Total Common Stocks (Cost $679,672)		629,068

See accompanying notes to the financial statements.

FQF Trust
AGF Global Sustainable Growth Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Investments	Number of Shares	Value
Master Limited Partnerships – 2.1%
Independent Power and Renewable Electricity Producers — 2.1%
Brookfield Renewable Partners LP (Cost $18,017)	540	$13,983
Total Investments — 97.1% (Cost $697,689)		643,051
Other Assets Less Liabilities — 2.9%		18,955
Net Assets — 100.0%		$662,006
*	Non-income producing security.

As of December 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,322
Aggregate gross unrealized depreciation	(79,029)
Net unrealized depreciation	$(54,707)
Federal income tax cost of investments (including derivative contracts, if any)	$697,758

AGF Global Sustainable Growth Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2018:

Belgium	0.5%
Canada	4.7%
Denmark	2.9%
France	4.2%
Ireland	3.4%
Italy	2.1%
Japan	7.9%
Netherlands	1.2%
South Korea	1.9%
Sweden	2.6%
Switzerland	1.6%
United Kingdom	8.0%
United States	56.1%
Other(1)	2.9%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
ASSETS:
Investments in securities, at value(1)	$625,627	$643,051
Cash	2,117	8,426
Foreign cash(2)	4,316	244
Receivables:
Dividends and interest	1,350	819
Investment adviser (Note 4)	41,869	42,503
Prepaid expenses	22,712	22,712
Total Assets	697,991	717,755
LIABILITIES:
Payables:
Administration fees	18,750	18,750
Transfer Agent fees	8,229	8,229
Trustees fees	2,786	2,786
Custodian and Accounting fees	9,974	9,226
Professional fees	13,820	13,819
Accrued expenses and other liabilities	2,996	2,939
Total Liabilities	56,555	55,749
Net Assets	$641,436	$662,006
NET ASSETS CONSIST OF:
Paid in capital	$763,416	$753,238
Distributable earnings (loss) (Note 2)	(121,980)	(91,232)
Net Assets	$641,436	$662,006
NET ASSETS:
Class I	$320,718	$331,003
Class R6	320,718	331,003
Total	$641,436	$662,006
SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	38,313	37,687
Class R6	38,312	37,687
Total	76,625	75,374
NET ASSET VALUE
Class I	$8.37	$8.78
Class R6	8.37	8.78
(1) Investments in securities, at cost	$739,618	$697,689
(2) Cost of foreign cash	$4,270	$244

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2018 (Unaudited)

	AGF Global Equity Fund	AGF Global Sustainable Growth Equity Fund
INVESTMENT INCOME:
Dividend income	$9,021	$4,401
Foreign withholding tax on dividends	(391)	(175)
Total Investment Income	8,630	4,226
EXPENSES:
Investment advisory fees (Note 4)	2,331	2,429
Administration fees	37,685	37,685
Professional fees	55,413	55,413
Trustee fees	5,600	5,600
Custodian and Accounting fees	18,788	18,064
Transfer Agent fees	24,329	24,329
CCO fees	6,772	6,772
Treasurer fees	10,375	10,375
Other fees	18,411	18,383
Total Expenses before Adjustments	179,704	179,050
Less: waivers and/or reimbursements by Adviser (Note 4)	(176,838)	(176,063)
Total Expenses after Adjustments	2,866	2,987
Net Investment Income	5,764	1,239
NET REALIZED LOSS FROM:
Transactions in investment securities	(10,995)†	(29,507)
Foreign currency transactions	(98)	(297)
Net Realized Loss	(11,093)	(29,804)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investment in securities	(73,955)	(57,837)
Translation of assets and liabilities denominated in foreign currencies	48	19
Net Unrealized Depreciation	(73,907)	(57,818)
Net Realized and Unrealized Loss	(85,000)	(87,622)
Net Decrease in Net Assets Resulting from Operations	$(79,236)	$(86,383)
†	Net of foreign capital gains tax of $50.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGF Global Equity Fund		AGF Global Sustainable Growth Equity Fund
	Six Months Ended December 31, 2018 (Unaudited)	For the period 11/3/2017(a) – 6/30/2018	Six Months Ended December 31, 2018 (Unaudited)	For the period 11/3/2017(a) – 6/30/2018
OPERATIONS:
Net investment income	$5,764	$9,954	$1,239	$3,418
Net realized gain (loss)	(11,093)	2,343	(29,804)	(7,747)
Net unrealized appreciation (depreciation)	(73,907)	(40,036)	(57,818)	3,181
Net Decrease in Net Assets Resulting from Operations	(79,236)	(27,739)	(86,383)	(1,148)
DISTRIBUTIONS (Note 2)
Distributable earnings
Class I	(7,549)	—	(1,860)	—
Class R6	(7,549)	—	(1,860)	—
Total Distributions	(15,098)	—	(3,720)	—
CAPITAL TRANSACTIONS:
Class I
Capital shares issued	$—	$375,048	$—	$375,048
Capital shares issued in reinvestment of distributions	6,707	—	1,581	—
Total Class I transactions	6,707	375,048	1,581	375,048
Class R6
Capital shares issued	—	375,047	—	375,047
Capital shares issued in reinvestment of distributions	6,707	—	1,581	—
Total Class R6 transactions	6,707	375,047	1,581	375,047
Net Increase in Net Assets Resulting from Capital Transactions	$13,414	$750,095	$3,162	$750,095
Total Increase (Decrease) in Net Assets	(80,920)	722,356	(86,941)	748,947
NET ASSETS:
Beginning of period	722,356	—	748,947	—
End of period	$641,436	$722,356	$662,006	$748,947
Accumulated undistributed net investment income included in end of period net assets (Note 2)		$8,897		$2,041
SHARE TRANSACTIONS:
Class I
Beginning of period	37,505	—	37,505	—
Capital shares issued	—	37,505	—	37,505
Capital shares issued in reinvestment of distributions	808	—	182	—
Total Class I – Shares Outstanding, End of Period	38,313	37,505	37,687	37,505
Class R6
Beginning of period	37,505	—	37,505	—
Capital shares issued	—	37,505	—	37,505
Capital shares issued in reinvestment of distributions	807	—	182	—
Total Class R6 – Shares Outstanding, End of Period	38,312	37,505	37,687	37,505
Shares Outstanding, End of Period	76,625	75,010	75,374	75,010
(a)	Commencement of investment operations.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations			Distributions
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized (loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Global Equity Fund – Class I
Six Months Ended December 31, 2018 (Unaudited)	$9.63	0.08	(1.14)	(1.06)	(0.15)	(0.05)	—	(0.20)	$8.37
For the period 11/03/17* – 6/30/2018	$10.00	0.13	(0.50)	(0.37)	—	—	—	—	$9.63
AGF Global Equity Fund – Class R6
Six Months Ended December 31, 2018 (Unaudited)	$9.63	0.08	(1.14)	(1.06)	(0.15)	(0.05)	—	(0.20)	$8.37
For the period 11/03/17* – 6/30/2018	$10.00	0.13	(0.50)	(0.37)	—	—	—	—	$9.63
AGF Global Sustainable Growth Equity Fund – Class I
Six Months Ended December 31, 2018 (Unaudited)	$9.98	0.02	(1.17)	(1.15)	(0.05)	—	—	(0.05)	$8.78
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Growth Equity Fund – Class R6
Six Months Ended December 31, 2018 (Unaudited)	$9.98	0.02	(1.17)	(1.15)	(0.05)	—	—	(0.05)	$8.78
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
*	Commencement of investment operations.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to average net assets(c)
	Expenses, before waivers and/or reimbursements	Expenses, net of waivers and/or reimbursements	Net investment income	Net investment loss, before waivers and/or reimbursements	Total Return(b)	Portfolio turnover rate(b)	Ending net assets (thousands)
AGF Global Equity Fund – Class I
Six Months Ended December 31, 2018 (Unaudited)	50.15%	0.80%	1.61%	(47.74)%	(10.98)%	9%	$321
For the period 11/03/17* – 6/30/2018	29.56%	0.80%	1.99%	(26.77)%	(3.70)%	11%	$361
AGF Global Equity Fund – Class R6
Six Months Ended December 31, 2018 (Unaudited)	50.15%	0.80%	1.61%	(47.74)%	(10.98)%	9%	$320
For the period 11/03/17* – 6/30/2018	29.56%	0.80%	1.99%	(26.77)%	(3.70)%	11%	$361
AGF Global Sustainable Growth Equity Fund – Class I
Six Months Ended December 31, 2018 (Unaudited)	47.95%	0.80%	0.33%	(46.82)%	(11.52)%	15%	$331
For the period 11/03/17* – 6/30/2018	28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$375
AGF Global Sustainable Growth Equity Fund – Class R6
Six Months Ended December 31, 2018 (Unaudited)	47.95%	0.80%	0.33%	(46.82)%	(11.52)%	15%	$331
For the period 11/03/17* – 6/30/2018	28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$374

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2018 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently includes two operational series of the AGF Funds: AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund (each, a “Fund”; collectively, the “Funds”). Each Fund currently offers Class I and Class R6 shares. Each Fund is classified as a “diversified” Fund, pursuant to the 1940 Act.

On November 1, 2017, AGF Investments America Inc. contributed seed capital in the amount of $750,095 ($375,047.50 allocated to each Class I and Class R6) to the AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Both AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund commenced investment operations on November 3, 2017. The Funds had no operations from their initial seeding date of November 1, 2017 until each Fund’s commencement of investment operations date.

The investment objective of each Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosure in these financial statements to reflect the amendments to Regulation S-X, which became effective prior to the Funds’ commencement of operations. These amendments had no effect on the Funds’ net assets or results of operations. The filing compliance date for the Funds for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020. The Funds filed Form N-CEN for the year ended June 30, 2018.

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements that have become duplicative, overlapping, or outdated in light of other Commission disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments include, among other items, to require presentation of the total, rather than the components, of distributable earnings on the balance sheet, to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions and to delete the requirement for disclosure of undistributed net investment income on the statement of changes in net assets. The amendments are intended to simplify and update the disclosure of information to investors. The amendments were effective on November 5, 2018. The adoption had no effect on the Funds’ net assets or results of operations. In connection with implementing the changes noted above, the distributions to shareholders during the fiscal year ended June 30, 2018, which were previously reported as distributions from

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

net investment income & net realized gain (where applicable), have been reclassified as distributions from distributable earnings to conform to the current period presentation on the Statements of Changes in Net Assets.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding. A Fund’s NAV per share is calculated separately for each class of shares of a Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guideline which were approved by the Board of Trustees (the “Trustees”). For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

The following is a summary of the valuations as of December 31, 2018 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGF Global Equity Fund
Investments
Common Stocks*	$572,740	$—	$—	$572,740
Exchange Traded Funds	52,887	—	—	52,887
Total Investments	$625,627	$—	$—	$625,627
AGF Global Sustainable Growth Equity Fund
Investments
Common Stocks*	$643,051	$—	$—	$643,051
Total Investments	$643,051	$—	$—	$643,051
*	See Schedules of Investments for presentation by industry type.

As of December 31, 2018, there were no Level 2 or Level 3 investments held in a Fund.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2018, based on levels assigned to securities as of June 30, 2018.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the period ended December 31, 2018, neither fund incurred class specific expenses such as distribution (12b-1) and administrative service fees.

Taxes and Distributions

Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

AGF Investments America Inc. (the “Adviser”) is the investment adviser to each Fund. Under an investment management agreement between the Adviser and the Trust (the “Management Agreement”), each Fund pays the Adviser a fee at an annualized rate, based on its average daily net assets, of 0.65%.

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’ average daily net assets. The Adviser is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2021, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

For the period ended December 31, 2018, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGF Global Equity Fund	$2,331	$174,507
AGF Global Sustainable Growth Equity Fund	2,429	173,634

As of December 31, 2018, the amounts eligible for repayment and the associated period of expiration are as follows:

Fund	Expires June 30, 2021	Expires June 30, 2022	Total Eligible for Recoupment
AGF Global Equity Fund	$143,877	$176,838	$320,715
AGF Global Sustainable Growth Equity Fund	141,262	176,063	317,325

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. acts as Administrator, Fund Accounting Agent and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

U.S. Bancorp Fund Services, LLC serves as the transfer agent to the Funds. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, the Transfer Agent receives monthly fees charged to the Funds, plus certain charges for securities transactions.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

7. Investment Transactions

For the period ended December 31, 2018, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
AGF Global Equity Fund	$62,259	$112,961
AGF Global Sustainable Growth Equity Fund	110,066	132,267

8. Purchase and Sale of Fund Shares

The information below explains how to purchase and sell shares of the Funds directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.

You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Fund’s distributor, or through the Fund’s transfer agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business.

Class I Shares

Class I shares are offered by each Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Funds nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g. spouses and children).

Class I shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

The investor eligibility requirements for Class I shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

Class R6 Shares

Class R6 shares are offered by each Fund to Institutional Investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors. No minimum is required for additional investments. Institutional Investors (including endowments and foundations) are investors deemed appropriate by AGF Investments America Inc. (“AGFA”) that hold shares of a Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. Eligible Investors are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401 (k) plans or individual 403 (b) plans.

Class R6 shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

The investor eligibility requirements for Class R6 shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

On November 1, 2017, AGFA invested $750,095 in the AGF Global Equity Fund and $750,095 in the AGF Global Sustainable Growth Equity Fund.

Shareholder Concentration Risk

At December 31, 2018, certain shareholder accounts owned more than 10% of the outstanding shares of AGF Global Equity Fund and AGF Global Sustainable Growth Equity Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In case of a large redemption, a fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in fund losses and the fund holding a higher percentage of illiquid positions. Large redemptions could also result in decreased economies of scale and increased operating expenses for non-redeeming fund shareholders.

As of December 31, 2018, 100% of each Fund’s outstanding shares were held by the Adviser or an affiliate of the Adviser.

9. Principal Risks

Some principal risks apply to both Funds, while others are specific to the investment strategy of one of the Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Market Risk.  The market value of a Fund’s investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect a Fund’s NAV, regardless of the individual results of the securities and other investments in which a Fund invests. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. For example, a decline in the value and liquidity of securities held by a Fund (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect a Fund. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

Portfolio Management Risk.  Each Fund is actively managed and is therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and the Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

Sustainable Investing Risk.  Because AGF Global Sustainable Growth Equity Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, but the Fund’s universe of investments may also be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. The Fund may have to sell a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. There is no guarantee that AGFA’S efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.

Foreign Securities Risk.  Foreign investments involve additional risks because financial markets outside of the U.S. may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability.

Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the U.S., Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, each Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.

Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of the Fund in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

A Fund may trade in futures, forward and option contracts on exchanges located outside the U.S. where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Fund will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. A Fund also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.

Foreign Currency Risk.  Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, a Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time.

Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad.

Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Depositary Receipts Risk.  In some cases, rather than directly holding securities of non-U.S. companies, a Fund may hold these securities through a depositary security and receipt (an “ADR” — American Depositary Receipt, a “GDR” — Global Depositary Receipt, or an “EDR” — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Fund to the same risks as if the Fund invested in the underlying security directly, and exposes the Fund to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.

In addition, the rights of a Fund, as a holder of a depositary receipt, may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

value of the depositary receipt and, as a consequence, the performance of the Fund holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of a Fund or its portfolio manager and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Fund may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio manager of the Fund, which may result in losses to the Fund or the recognition of gains at a time which is not opportune for the Fund. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk.  The Funds may invest in issuers located in emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive accounting, financial and other reporting requirements; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.

Equity-Linked Investments.  Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments involve additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when the Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to a Fund in respect of the counterparty’s obligations to the Fund or that a Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.

Liquidity Risk.  Investors often describe the speed and ease with which an asset can be purchased or sold and converted into cash as its liquidity. A Fund intends for most of its investments to be sold promptly at a fair

FQF Trust
Notes to Financial Statements (continued)
December 31, 2018 (Unaudited)

price and therefore can be described as relatively liquid. But the Fund may also hold investments that are illiquid, which means that such investments cannot be sold quickly or easily at advantageous times or prices.

Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers.

Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that a Fund’s investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Fund will tend to have the greatest exposure to liquidity risk. A Fund that has trouble selling an investment can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of the Fund’s NAV. This can cause greater fluctuations in the Fund’s NAV.

Large Shareholders Risk.  The Funds are subject to the risk that a large shareholder can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

10. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Example (Unaudited)
December 31, 2018

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2018.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2018.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Example (Unaudited)
December 31, 2018

	Beginning Account Value 07/01/18	Ending Account Value 12/31/18	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Global Equity Fund
Class I
Actual	$1,000.00	$890.20	$3.81	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$890.20	$3.81	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
AGF Global Sustainable Growth Equity Fund
Class I
Actual	$1,000.00	$884.80	$3.80	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$884.80	$3.80	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one-half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGF.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.AGF.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.AGF.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
March 8, 2019

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 8, 2019